COMMITMENTS AND CONTINGENCIES (DETAILS TEXTUAL) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Commitments And Contingencies [Line Items]
Operating Leases, Rent Expense, Net	$ 1,185	$ 1,258	$ 1,301
Professional Fees	$ 5	$ 48